Financial Instruments - Bank Credit Limit (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
Amount used	$ 470,496	$ 401,500
Undrawn borrowing facilities	53,636	126,667
Notional amount	$ 524,132	$ 528,167